INCOME TAXES - Operating loss Carryforwards (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Federal and state net operating loss carryforwards ("NOLs") resulting in deferred tax assets	$ 15,531	$ 25,756
Decrease in valuation allowance	19,833
Amount of unrecognized benefits on uncertain tax positions that, if recognized, would affect the Company's effective tax rate	2,122
State and federal
Operating Loss Carryforwards [Line Items]
Federal and state net operating loss carryforwards ("NOLs") resulting in deferred tax assets	$ 6,990	$ 3,494